Other current liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable - Non trade	€ 0	€ 8,030
Input VAT, withholding tax and capital tax	11,065	8,013
Personnel related liabilities	5,220	6,853
Payment solutions payables	11,647	8,990
Other current liabilities	5,801	2,965
Total	€ 33,733	€ 34,851